Investment Objectives and Goals	Jul. 09, 2024
Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco MSCI EAFE Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.
Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco QQQ Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.
Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco S&P 500 Equal Weight Income Advantage ETF (the “Fund”) seeks total return through current income and long-term growth of capital.